Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2014
Earnings Per Share [Abstract]
Schedule of Earnings Per Share Reconciliation [Table Text Block]
The following is a reconciliation of the basic and diluted earnings per share computation for the years ended December 31, 2014, 2013 and 2012:

	Year ended
	December 31,
	2014	2013	2012
Basic earnings per share
Net income available to the company’s common shareholders	$998,993	$1,995,621	$3,206,151
Weighted average shares outstanding - Basic	5,510,076	4,625,195	4,578,151
Earnings per share - Basic	$0.18	$0.43	$0.7

Diluted earnings per share
Net income available to the company’s common shareholders	$998,993	$1,995,621	$3,206,151
Weighted average shares outstanding - Basic	5,510,076	4,625,195	4,578,151
Options and warrants	87,093	50,932	23,756
Weighted shares outstanding - Diluted	5,597,169	4,676,127	4,601,907
Earnings per share - Diluted	$0.18	$0.43	$0.7